Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
Note 13 Debt
Revolving Credit Agreements
At December 31, 2019, TDS and U.S. Cellular had revolving credit agreements available for general corporate purposes including acquisitions, spectrum purchases and capital expenditures. Amounts under the revolving credit agreements may be borrowed, repaid and reborrowed from time to time until maturity in May 2023. As of December 31, 2019, there were no outstanding borrowings under the revolving credit agreements, except for letters of credit. Interest expense representing commitment fees on the unused portion of the revolving lines of credit was $2 million in each of 2019, 2018 and 2017. The commitment fees are based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.
The following table summarizes the revolving credit agreements as of December 31, 2019:

	TDS	U.S. Cellular
(Dollars in millions)
Maximum borrowing capacity	$400	$300
Letters of credit outstanding	$1	$2
Amount borrowed	$—	$—
Amount available for use	$399	$298

Borrowings under the revolving credit agreements bear interest either at a London Inter-bank Offered Rate (LIBOR) plus 1.75% or at an alternative Base Rate as defined in the revolving credit agreement plus 0.75%, at TDS’ or U.S. Cellular’s option. TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders). TDS’ and U.S. Cellular’s credit spread and commitment fees on their revolving credit agreements may be subject to increase if their current credit ratings from nationally recognized credit rating agencies are lowered, and may be subject to decrease if the ratings are raised.
In connection with U.S. Cellular’s revolving credit agreement, TDS and U.S. Cellular entered into a subordination agreement dated May 10, 2018, together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2019, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
The continued availability of the revolving credit agreements requires TDS and U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing.
The revolving credit agreements include the following financial covenants:

▪	Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.

▪	Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:

Period	Ratios

From the agreement date of May 10, 2018 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Certain TDS and U.S. Cellular wholly-owned subsidiaries have jointly and severally unconditionally guaranteed the payment and performance of the obligations of TDS and U.S. Cellular under the revolving credit agreements pursuant to a guaranty dated May 10, 2018. Other subsidiaries that meet certain criteria will be required to provide a similar guaranty in the future. TDS and U.S. Cellular believe that they were in compliance with all of the financial and other covenants and requirements set forth in their revolving credit agreements as of December 31, 2019.
Term Loan
In July 2015, U.S. Cellular borrowed $225 million on a senior term loan credit agreement in two separate draws. This agreement was entered into for general corporate purposes, including working capital, spectrum purchases and capital expenditures. This agreement was entered into in January 2015, amended and restated in June 2016, and further amended in May 2018 and March 2019. The interest rate on outstanding borrowings is reset at one, three or six month intervals at a rate of LIBOR plus 175 basis points. This credit agreement provides for the draws to be continued on a long-term basis under terms that are readily determinable. In October 2019, U.S. Cellular made a $100 million principal prepayment on the senior term loan. The remaining unpaid balance will be due and payable in January 2022. The senior term loan credit agreement contains financial covenants and subsidiary guarantees that are consistent with the revolving credit agreements described above. U.S. Cellular believes that it was in compliance with all of the financial and other covenants and requirements set forth in its term loan credit agreement as of December 31, 2019.
In connection with U.S. Cellular’s term loan credit agreement, TDS and U.S. Cellular entered into a subordination agreement in June 2016 together with the administrative agent for the lenders under U.S. Cellular’s term loan credit agreement, which is substantially the same as the subordination agreement for U.S. Cellular as described above under the “Revolving Credit Agreements.” As of December 31, 2019, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan agreement pursuant to this subordination agreement.
Receivables Securitization Agreement
In December 2017, U.S. Cellular, through its subsidiaries, entered into a $200 million credit agreement to permit securitized borrowings using its equipment installment receivables for general corporate purposes, including acquisitions, spectrum purchases and capital expenditures. In connection with the receivables securitization agreement, U.S. Cellular formed a wholly-owned subsidiary, USCC Master Note Trust (Trust), which qualifies as a bankruptcy remote entity. Under the terms of the agreement, U.S. Cellular, through its subsidiaries, transfers eligible equipment installment receivables to the Trust. The Trust then utilizes the transferred assets as collateral for notes payables issued to third party financial institutions. Since U.S. Cellular retains effective control of the transferred assets in the Trust, any activity associated with this receivables securitization agreement will be treated as a secured borrowing. Therefore, TDS will continue to report equipment installment receivables and any related balances on the Consolidated Balance Sheet. Cash received from borrowings under the receivables securitization agreement will be reported as Debt. Refer to Note 16 — Variable Interest Entities for additional information.
U.S. Cellular entered into a performance guaranty whereby U.S. Cellular guarantees the performance of certain wholly-owned subsidiaries of U.S. Cellular under the receivables securitization agreement. Amounts under the receivables securitization agreement may be borrowed, repaid and reborrowed from time to time until maturity in December 2021, which may be extended from time to time as specified therein. As of December 31, 2019, there were no outstanding borrowings under the receivables securitization agreement, and the entire unused capacity of $200 million was available, subject to sufficient collateral to satisfy the asset borrowing base provisions of the agreement. Interest expense representing commitment fees on the unused portion of the agreement was $1 million, $1 million and zero for the years 2019, 2018 and 2017, respectively.
The continued availability of the receivables securitization agreement requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and provide representations on certain matters at the time of each borrowing. The covenants include the same financial covenants for U.S. Cellular as described above under the “Revolving Credit Agreements.” TDS believes that U.S. Cellular was in compliance as of December 31, 2019, with all of the financial covenants and requirements set forth in its receivables securitization agreement.
Other Long-Term Debt
Long-term debt as of December 31, 2019 and 2018, was as follows:

				December 31, 2019			December 31, 2018
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discounts and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
TDS Unsecured Senior Notes
6.625%	Mar 2005	Mar 2045	Mar 2010	$116	$3	$113	$116	$3	$113
6.875%	Nov 2010	Nov 2059	Nov 2015	225	7	218	225	7	218
7.000%	Mar 2011	Mar 2060	Mar 2016	300	9	291	300	9	291
5.875%	Dec 2012	Dec 2061	Dec 2017	195	7	188	195	7	188
U.S. Cellular Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$13	$531	$544	$14	$530
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		83	1	82	191	1	190
Finance lease obligations				8	—	8	6	—	6
Installment payment agreement				8	1	7	15	1	14
Other long-term notes		Through 2021		2	—	2	3	—	3
Total long-term debt				$2,398	$72	$2,326	$2,512	$73	$2,439
Long-term debt, current						$10			$21
Long-term debt, noncurrent						$2,316			$2,418

TDS may redeem its callable notes and U.S. Cellular may redeem its 6.95% Senior Notes, 7.25% 2063 Senior Notes and 7.25% 2064 Senior Notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
Interest on the Senior Notes outstanding at December 31, 2019, is payable quarterly, with the exception of U.S. Cellular's 6.7% Senior Notes for which interest is payable semi-annually.
The annual requirements for principal payments on long-term debt are approximately $10 million, $2 million, $83 million, less than $1 million and less than $1 million for the years 2020 through 2024, respectively.
The covenants associated with TDS and its subsidiaries’ long-term debt obligations, among other things, restrict TDS’ ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.
TDS’ and U.S. Cellular’s long-term debt notes do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in TDS’ or U.S. Cellular’s credit rating.